Investment Objectives and Goals	Jul. 31, 2026
Service Shares Prospectus | GuideMark(R) Large Cap Core Fund
Prospectus [Line Items]
Risk/Return [Heading]	GUIDEMARK® LARGE CAP CORE FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	GuideMark® Large Cap Core Fund (the “Fund”) seeks capital appreciation over the long term.
Service Shares Prospectus | GuideMark(R) Emerging Markets Fund
Prospectus [Line Items]
Risk/Return [Heading]	GUIDEMARK® EMERGING MARKETS FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	GuideMark® Emerging Markets Fund (the “Fund”) seeks capital appreciation over the long term.
Service Shares Prospectus | GuideMark(R) Small/Mid Cap Core Fund
Prospectus [Line Items]
Risk/Return [Heading]	GUIDEMARK® SMALL/MID CAP CORE FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	GuideMark® Small/Mid Cap Core Fund (the “Fund”) seeks capital appreciation over the long term.
Service Shares Prospectus | GuideMark(R) World ex-US Fund
Prospectus [Line Items]
Risk/Return [Heading]	GUIDEMARK® WORLD EX-US FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	GuideMark® World ex-US Fund (the “Fund”) seeks capital appreciation over the long term.
Service Shares Prospectus | GuideMark(R) Core Fixed Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	GUIDEMARK® CORE FIXED INCOME FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	GuideMark® Core Fixed Income Fund (the “Fund”) seeks to provide current income consistent with low volatility of principal.
RS Shares Prospectus | GuideMark(R) Large Cap Core Fund
Prospectus [Line Items]
Risk/Return [Heading]	GUIDEMARK® LARGE CAP CORE FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	GuideMark® Large Cap Core Fund (the “Fund”) seeks capital appreciation over the long term.
RS Shares Prospectus | GuideMark(R) Emerging Markets Fund
Prospectus [Line Items]
Risk/Return [Heading]	GUIDEMARK® EMERGING MARKETS FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	GuideMark® Emerging Markets Fund (the “Fund”) seeks capital appreciation over the long term.
RS Shares Prospectus | GuideMark(R) Small/Mid Cap Core Fund
Prospectus [Line Items]
Risk/Return [Heading]	GUIDEMARK® SMALL/MID CAP CORE FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	GuideMark® Small/Mid Cap Core Fund (the “Fund”) seeks capital appreciation over the long term.
RS Shares Prospectus | GuideMark(R) World ex-US Fund
Prospectus [Line Items]
Risk/Return [Heading]	GUIDEMARK® WORLD EX-US FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	GuideMark® World ex-US Fund (the “Fund”) seeks capital appreciation over the long term.
RS Shares Prospectus | GuideMark(R) Core Fixed Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	GUIDEMARK® CORE FIXED INCOME FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	GuideMark® Core Fixed Income Fund (the “Fund”) seeks to provide current income consistent with low volatility of principal.